Unaudited Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Unaudited Interim Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 22,131	$ 38,501
Comprehensive income	$ 22,131	$ 38,501